RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Transactions with Key Management (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related party transactions [abstract]
Total remuneration	$ 2,258	$ 5,416
Paid in capacity as directors	115	2,440
Other remuneration	2,143	2,976
Total fixed remuneration	468	464
Cost of pension	17	15
Total variable remuneration	1,790	4,952
Share based payments	$ 1,790	$ 4,952